SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025 (nine months remaining)	$ 2,267
2026	3,022
2027	3,022	6,947
2028	3,022	3,211
Thereafter	6,046
Intangible assets	$ 17,379	$ 18,135	$ 20,401	$ 21,157